UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  03/99
                                               _________________

Check here if Amendment [  ]; Amendment Number: _______
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    New Providence Capital Management, L.L.C.
         _____________________________________________

Address: 2859 Paces Ferry Rd., Suite 2125, Atlanta, GA  30339
         _________________________________________________________

13F File Number:  28-____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shannon D. Coogle
       _________________________________________

Title:  Research Analyst
       _________________________________________

Phone:  (770) 333-0356
       _________________________________________

Signature, Place, and Date of Signing:

/s/ Shannon D. Coogle          Atlanta, GA                    08/09/99
_________________________     ____________________________   _______________
[Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
     [If there are no entries in this list, omit this section.]

13F File Number Name               Name

28-_________________               _____________________________

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                         ______________

Form 13F Information Table Entry Total:       115
                                         ______________

Form 13F Information Table Value Total:    $107,242
                                         ______________
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 |----INVESTMENT----|   OTHER   |------VOTING------|
                                                                                      DISCRETION       MANAGER        AUTHORITY
NAME OF ISSUER                  TITLE                       FAIR         SHARES
                                OF            CUSIP         MARKET       OR
                                CLASS         NUMBER        VALUE        PRINC.  SOLE  DEFINED  OTHER             SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADC TELE. INC                   OTC IS       000886101      345,732       7,250    X                             7,250
ALLIED WASTE                    COMMON       019589308      357,328      24,750    X                            24,750
ALLSTATE CORP                   COMMON       020002101       40,769       1,100    X                             1,100
AMERICA ONLINE                  COMMON       02364J104      171,990       1,170    X                             1,170
AMERICAN EAGLE                  OTC IS       02253E108      107,531       1,500    X                             1,500
AMERICAN EXPRESS COMP           COMMON       025816109       35,325         300    X                               300
AMERICAN INTL GROUP             COMMON       026874107       42,219         350    X                               350
AMERICAN MGT SYS                OTC IS       027352103       59,719       1,750    X                             1,750
AMERICAN STANDARD               COMMON       029712106       82,500       2,400    X                             2,400
AMERICAN TEL & TEL CO           COMMON       001957109      981,694      12,300    X                            12,300
AMGEN                           OTC IS       031162100      175,956       2,350    X                             2,350
ANN TAYLOR STORES               COMMON       036115103       80,642       1,825    X                             1,825
APPLE COMP INC                  OTC IS       037833100       63,789       1,775    X                             1,775
ASCEND                          OTC IS       043491109       75,319         900    X                               900
BERGEN BRUNSWIG CORP            COMMON       083739102    1,679,500      83,975    X                            83,975
BEST BUY COMP INC               COMMON       086516101    1,068,600      20,550    X                            20,550
BMC SOFTWARE                    OTC IS       055921100    2,121,828      57,250    X                            57,250
CAPITAL ONE FINANCIAL           COMMON       14040H105    4,156,275      27,525    X                            27,525
CARNIVAL CORP                   COMMON       143658102    3,192,985      65,750    X                            65,750
CATERPILLAR                     COMMON       149123101    5,199,666     113,190    X                           113,190
CENTEX CORP                     COMMON       152312104       48,394       1,450    X                             1,450
CENTURY TELEPHONE               COMMON       156700106    3,083,976      43,900    X                            43,900
CHEVERON CORP                   COMMON       166751107      746,831       8,415    X                             8,415
CISCO SYSTEMS                   OTC IS       17275R102       98,606         900    X                               900
CITIGROUP INC                   COMMON       172967101        7,984         125    X                               125
COCA-COLA COMP                  COMMON       191216100       73,650       1,200    X                             1,200
COMPAQ COMPUTER CORP            COMMON       204493100       60,206       1,900    X                             1,900
COMPUWARE CORP                  OTC IS       205638109       26,263       1,100    X                             1,100
COORS ADOLPH                    COMMON       217016104      263,250       4,875    X                             4,875
DANAHER CORP                    COMMON       235851102    1,067,206      20,425    X                            20,425
DELTA AIR LINES                 COMMON       247361108       97,300       1,400    X                             1,400
DOLLAR TREE STORES              OTC IS       256747106       39,445       1,275    X                             1,275
E. I. DU PONT                   COMMON       263534109    5,265,128      90,680    X                            90,680
EARTHGRAINS CO.                 COMMON       270319106       57,688       2,600    X                             2,600
EASTMAN KODAK                   COMMON       277461309    1,890,700      29,600    X                            29,600
ELECRTONICS FOR IMAGING         OTC IS       286082102       66,300       1,700    X                             1,700
ELECTRONIC ARTS                 OTC IS       285512109       33,250         700    X                               700
EXXON CORP                      COMMON       302290101    4,357,235      61,750    X                            61,750
FEDERAL HOME LOAN               COMMON       313400301    2,321,156      40,500    X                            40,500
FIRST AMERICAN FINANCIAL        COMMON       318522307       37,159       2,350    X                             2,350
GENERAL INSTRUMENT CORP         COMMON       370120107       63,656       2,100    X                             2,100
GENERAL MOTORS CORP             COMMON       370442105    5,454,030      62,690    X                            62,690
GENZYME CORP                    OTC IS       372017104      540,942      10,725    X                            10,725
GEORGIA PACIFIC CORP            COMMON       373298108       55,688         750    X                               750
GILLETTE                        COMMON       375766102       32,691         550    X                               550
GOODYEAR TIRE & RUBBER          COMMON       382550103    1,684,908      33,825    X                            33,825
GULFSTREAM AERO CORP            COMMON       402734107    1,893,319      43,650    X                            43,650
HARTFORD LIFE                   COMMON       416592103       52,250         950    X                               950
HOLLYWOOD ENTERTAINMENT         OTC IS       436141105       45,631       2,450    X                             2,450
IBP INC                         COMMON       449223106       46,097       2,475    X                             2,475
INTEL CORP                      OTC IS       458140100       47,550         400    X                               400
INTERNATIONAL PAPER CO.         COMMON       460146103      497,813      11,800    X                            11,800
INTIMATE BRANDS                 COMMON       461156101      553,438      11,500    X                            11,500
INTL HOUSE OF PANCAKES          OTC IS       449623107      338,531       8,625    X                             8,625
JACOBS ENGINEERING GROUP        COMMON       469814107    2,320,897      58,850    X                            58,850
JUST FOR FEET                   OTC IS       48213P106    2,377,500     190,200    X                           190,200
K MART CORP                     COMMON       482584109      555,233      33,025    X                            33,025
KANSAS CITY SOUTHERN            COMMON       485170104      701,100      12,300    X                            12,300
KAUFMAN & BROAD HMS             COMMON       486168107    1,436,103      63,650    X                            63,650
KEANE INC                       COMMON       486665102      297,842      13,975    X                            13,975
KEBBLER FOODS                   COMMON       487256109       49,275       1,350    X                             1,350
LEXMARK INT'L GROUP             COMMON       529771107    4,123,153      36,855    X                            36,855
LUCENT TECHNOLOGIES             COMMON       549463107       62,100         575    X                               575
METZLER GROUP, INC              OTC IS       592903108       40,788       1,300    X                             1,300
MINNESOTA MNG & MFG CO          COMMON       604059105    1,797,050      25,400    X                            25,400
MOHAWK INDUSTRIES INC           COMMON       608190104       55,500       1,850    X                             1,850
MONSATO COMP                    COMMON       611662107      114,844       2,500    X                             2,500
MORGAN JP & CO                  COMMON       616880100      674,244       5,465    X                             5,465
NATIONAL COMPUTER               OTC IS       635519101      732,550      29,900    X                            29,900
NCR CORP                        COMMON       62888E108       31,250         625    X                               625
NETWORKS ASSOCIATES             OTC IS       640938106    2,234,817      72,825    X                            72,825
NEXTEL COMMUNICATION            OTC IS       65332V103      120,863       3,300    X                             3,300
NEXTLINK COMMUNICATION          OTC IS       65333H707      156,800       2,800    X                             2,800
OFFICE DEPOT                    COMMON       676220106    3,933,745     105,075    X                           105,075
ORACLE SYSTEMS                  OTC IS       68389X105      900,706      34,150    X                            34,150
OUTBACK STEAKHOUSE INC          OTC IS       689899102    3,866,105     118,049    X                           118,049
OWENS CORNING                   OTC IS       69073F103       47,719       1,500    X                             1,500
PACIFICARE HEALTH SYS           OTC IS       695112302       61,425         900    X                               900
PAGING NETWORK                  OTC IS       695542100       77,344      16,500    X                            16,500
PHILLIP MORRIS COMP             COMMON       718154107    3,189,079      90,631    X                            90,631
PHOSPHATE RESOURCE PART         COMMON       719217101       47,000       4,000    X                             4,000
PLACER DOME INC                 COMMON       725906101       79,431       7,100    X                             7,100
Q-LOGIC CORP                    OTC IS       747277101       57,056         850    X                               850
RATIONAL SOFTWARE               OTC IS       75409P202       56,306       2,100    X                             2,100
ROBERTS PHARM                   COMMON       770491108    2,826,669     136,225    X                           136,225
SAFEWAY, INC                    COMMON       786514208      513,125      10,000    X                            10,000
SCHLUMBERGER                    COMMON       806857108      102,319       1,700    X                             1,700
SCIENTIFIC ATLANTA INC          COMMON       808655104      953,750      35,000    X                            35,000
SCUDDER BRAZIL FUND             COMMON       105759104    2,422,500     190,000    X                           190,000
SEAGATE TECH                    COMMON       811804103       53,213       1,800    X                             1,800
SHAW IND                        COMMON       820286102    2,947,513     159,325    X                           159,325
SOUTHWEST AIRLINES              COMMON       844741108      663,988      21,950    X                            21,950
SOVEREIGN BANCORP INC           OTC IS       845905108       69,825       5,700    X                             5,700
STERLING COMMERCE               COMMON       859205106    1,955,700      63,600    X                            63,600
SUN MICROSYSTEMS                OTC IS       866810104    1,425,713      11,400    X                            11,400
SWIFT TRANSPORTATION            OTC IS       870756103      504,859      19,750    X                            19,750
SYMBOL TECHNOLOGIES             COMMON       871508107       27,000         600    X                               600
TECH DATA CORP                  OTC IS       878237106       48,169       2,100    X                             2,100
TEEKAY SHIPPING CORP            COMMON       V89564104       74,250       4,500    X                             4,500
TELLABS INC                     OTC IS       879664100      984,831      10,075    X                            10,075
TIFFANY & CO                    COMMON       886547108      269,100       3,600    X                             3,600
TJX COMPANIIES                  COMMON       872540109    1,227,400      36,100    X                            36,100
TOMMY HILFIGER                  COMMON       G8915Z102    1,222,531      17,750    X                            17,750
TOWER AUTO                      COMMON       891707301       46,563       2,500    X                             2,500
TRICON GLOBAL REST.             COMMON       895953107       57,956         825    X                               825
TYCO LABS                       COMMON       902124106      581,175       8,100    X                             8,100
UNION CARBIDE                   COMMON       905581104      180,750       4,000    X                             4,000
WALT DISNEY COMP                COMMON       254687106       83,260       2,675    X                             2,675
WASHINGTON POST COMP            COMMON       939640108        5,215          10    X                                10
WATERS CORP                     COMMON       941848103    3,669,308      34,925    X                            34,925
WELLPOINT HEALTH NETWORK        COMMON       94973H108    2,416,523      31,875    X                            31,875
WELLS FARGO COMP                COMMON       949746101       14,025         400    X                               400
WESTPOINT STEVENS               OTC IS       961238102      565,517      20,425    X                            20,425
WORLDCOM                        OTC IS       95268B106      106,275       1,200    X                             1,200
XIRCOM INC                      COMMON       983922105       37,688       1,500    X                             1,500

Report Summary                                          107,242,172